Derivative instruments and hedging activities - Volume of Derivative Activity in Statement of Financial Position (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2014		Mar. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	¥ 1,491,809		¥ 1,297,096
Derivative assets, Fair value	32,150		26,069
Derivative liabilities, Notional	1,480,925	[1]	1,267,991	[1]
Derivative liabilities, Fair value	31,924	[1]	26,068	[1]
Derivatives used for trading and non-trading purposes [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	1,489,844		1,294,844
Derivative assets, Fair value	32,086		26,007
Derivative liabilities, Notional	1,480,482	[1]	1,267,579	[1]
Derivative liabilities, Fair value	31,918	[1]	26,064	[1]
Derivatives used for trading and non-trading purposes [Member] | Equity contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	16,947	[2],[3]	15,761	[2],[3]
Derivative assets, Fair value	2,049	[2],[3]	1,922	[2],[3]
Derivative liabilities, Notional	18,282	[1],[2],[3]	14,911	[1],[2],[3]
Derivative liabilities, Fair value	2,168	[1],[2],[3]	2,254	[1],[2],[3]
Derivatives used for trading and non-trading purposes [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	1,306,641	[2],[3]	1,132,306	[2],[3]
Derivative assets, Fair value	24,068	[2],[3]	19,459	[2],[3]
Derivative liabilities, Notional	1,297,946	[1],[2],[3]	1,098,406	[1],[2],[3]
Derivative liabilities, Fair value	23,862	[1],[2],[3]	19,249	[1],[2],[3]
Derivatives used for trading and non-trading purposes [Member] | Credit contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	37,565	[2],[3]	38,136	[2],[3]
Derivative assets, Fair value	1,109	[2],[3]	1,314	[2],[3]
Derivative liabilities, Notional	37,206	[1],[2],[3]	40,310	[1],[2],[3]
Derivative liabilities, Fair value	1,452	[1],[2],[3]	1,623	[1],[2],[3]
Derivatives used for trading and non-trading purposes [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	128,653	[2],[3]	108,595	[2],[3]
Derivative assets, Fair value	4,860	[2],[3]	3,312	[2],[3]
Derivative liabilities, Notional	127,017	[1],[2],[3]	113,915	[1],[2],[3]
Derivative liabilities, Fair value	4,436	[1],[2],[3]	2,938	[1],[2],[3]
Derivatives used for trading and non-trading purposes [Member] | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	38	[2],[3]	46	[2],[3]
Derivative assets, Fair value	0	[2],[3]	0	[2],[3]
Derivative liabilities, Notional	31	[1],[2],[3]	37	[1],[2],[3]
Derivative liabilities, Fair value	0	[1],[2],[3]	0	[1],[2],[3]
Derivatives designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	1,965		2,252
Derivative assets, Fair value	64		62
Derivative liabilities, Notional	443	[1]	412	[1]
Derivative liabilities, Fair value	6	[1]	4	[1]
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	1,919		2,143
Derivative assets, Fair value	63		62
Derivative liabilities, Notional	241	[1]	296	[1]
Derivative liabilities, Fair value	1	[1]	2	[1]
Derivatives designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	46		109
Derivative assets, Fair value	1		0
Derivative liabilities, Notional	202	[1]	116	[1]
Derivative liabilities, Fair value	¥ 5	[1]	¥ 2	[1]

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
[3]	As of March 31, 2014 and September 30, 2014, the amounts reported include derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.